Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,455,174.29

Principal:
Principal Collections	$16,551,994.19
Prepayments in Full	$8,341,746.21
Liquidation Proceeds	$362,628.59
Recoveries	$76,269.39
Sub Total	$25,332,638.38
Collections	$26,787,812.67

Purchase Amounts:
Purchase Amounts Related to Principal	$254,700.47
Purchase Amounts Related to Interest	$1,399.98
Sub Total	$256,100.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,043,913.12

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,043,913.12
Servicing Fee	$378,801.79	$378,801.79	$0.00	$0.00	$26,665,111.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,665,111.33
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,665,111.33
Interest - Class A-3 Notes	$124,790.96	$124,790.96	$0.00	$0.00	$26,540,320.37
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$26,393,281.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,393,281.87
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$26,325,808.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,325,808.12
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$26,275,822.29
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,275,822.29
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$26,212,682.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,212,682.29
Regular Principal Payment	$24,640,456.46	$24,640,456.46	$0.00	$0.00	$1,572,225.83
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,572,225.83
Residual Released to Depositor	$0.00	$1,572,225.83	$0.00	$0.00	$0.00
Total		$27,043,913.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,640,456.46
Total					$24,640,456.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,640,456.46	$51.89	$124,790.96	$0.26	$24,765,247.42	$52.15
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$24,640,456.46	$15.30	$452,429.04	$0.28	$25,092,885.50	$15.58

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$189,555,891.78	0.3991491	$164,915,435.32	0.3472635
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$436,825,891.78	0.2713086	$412,185,435.32	0.2560047

Pool Information
Weighted Average APR	3.906%	3.912%
Weighted Average Remaining Term	31.65	30.85
Number of Receivables Outstanding	34,550	33,560
Pool Balance	$454,562,142.83	$428,781,098.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$436,825,891.78	$412,185,435.32
Pool Factor	0.2761286	0.2604676

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$16,595,663.44
Targeted Overcollateralization Amount	$16,595,663.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,595,663.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$269,974.61
(Recoveries)		112	$76,269.39
Net Loss for Current Collection Period			$193,705.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5114%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.9655%
Second Preceding Collection Period			0.6892%
Preceding Collection Period			0.2760%
Current Collection Period			0.5263%
Four Month Average (Current and Preceding Three Collection Periods)			0.6142%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,895	$8,307,637.64
(Cumulative Recoveries)			$1,058,845.33
Cumulative Net Loss for All Collection Periods			$7,248,792.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4403%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,132.90
Average Net Loss for Receivables that have experienced a Realized Loss			$1,861.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.88%	495	$8,075,111.27
61-90 Days Delinquent	0.27%	57	$1,143,581.23
91-120 Days Delinquent	0.09%	20	$383,022.98
Over 120 Days Delinquent	0.20%	44	$866,500.06
Total Delinquent Receivables	2.44%	616	$10,468,215.54

Repossession Inventory:
Repossessed in the Current Collection Period		22	$390,595.03
Total Repossessed Inventory		29	$661,848.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2504%
Preceding Collection Period			0.3097%
Current Collection Period			0.3605%
Three Month Average			0.3069%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer